Regulatory Requirements (Schedule of Capital Ratios of Kookmin Bank Calculated in Accordance with FSS Guidelines) (Details) In Millions, unless otherwise specified	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Risk-Weighted Assets for Credit Risk [Member] KRW		Dec. 31, 2009 Risk-Weighted Assets for Credit Risk [Member] KRW		Dec. 31, 2010 Risk-Weighted Assets for Market Risk [Member] KRW		Dec. 31, 2009 Risk-Weighted Assets for Market Risk [Member] KRW		Dec. 31, 2010 Risk-Weighted Assets for Operating Risk [Member] KRW		Dec. 31, 2009 Risk-Weighted Assets for Operating Risk [Member] KRW
Tier 1 capital	16,865,112	16,734,532
Tier 2 capital	3,935,533	4,973,120
Tier 1 capital ratio	10.89%	10.82%
Tier 2 capital ratio	2.55%	3.22%
Total risk-adjusted capital	20,800,645	21,707,652
Total risk-weighted assets	154,805,510	154,593,375	140,742,572	[1]	139,926,727	[1]	1,807,537	[2]	2,071,648	[2]	12,255,401	[3]	12,595,000	[3]
Capital adequacy ratio	13.44%	14.04%

[1]	Calculated by Foundation Internal Ratings-Based Approach
[2]	Calculated by Internal Models Method
[3]	Calculated by Advanced Measurement Approach